Share-based compensation	12 Months Ended
Dec. 31, 2024
Share-based compensation
Share-based compensation

18.Share-based compensation

Share-based option awards

As of December 31, 2024, there are equity-based instruments outstanding that the Company has granted under two different plans.

The Company’s 2016 Share Option and Incentive Plan (SOIP) was approved by the shareholders at the ordinary shareholders’ meeting in November 2016. The 2016 Plan authorizes the grant of incentive and non-qualified share options, share appreciation rights, restricted share awards, restricted share units, unrestricted share awards, performance share awards, performance-based awards to covered employees and dividend equivalent rights. The Company only grants equity-based instruments from the SOIP as of December 31, 2024.

The following table summarizes equity-settled share option grants for plans that existed during the period:

	Number of
	options awarded		Contractual
Plan	(since inception)	Vesting conditions	life of options
Share option plan C1	6,775,250	4 years’ service from grant date	10 years
2016 SOIP:
Executives and directors	5,238,005	1 year, 3 year and 4 years’ service from the date of grant, quarterly and annually	10 years
Employees	1,811,687	4 years’ service from the date of grant, annually	10 years

The number and weighted-average exercise prices (in CHF) of options under the share option programs for Plans C1 and the 2016 SOIP are as follows:

		Weighted-	Weighted-
		average	average
	Number of	exercise price	remaining
	options	(CHF)	term (years)
Outstanding at January 1, 2022	3,585,689	6.21	7.8
Forfeited during the year	(304,738)	6.32	—
Exercised during the year	(110,250)	0.15	—
Granted during the year	1,090,316	3.18	—
Outstanding at December 31, 2022	4,261,017	5.65	7.6
Exercisable at December 31, 2022	2,345,648	6.41	6.6
Outstanding at January 1, 2023	4,261,017	5.65	7.6
Forfeited during the year	(824,084)	5.34	—
Exercised during the year	(42,037)	1.52	—
Granted during the year	1,554,281	1.75	—
Outstanding at December 31, 2023	4,949,177	4.11	7.2
Exercisable at December 31, 2023	3,022,345	4.88	6.4
Outstanding at January 1, 2024	4,949,177	4.11	7.2
Forfeited during the year	(135,118)	3.28	—
Expired during the year	(205,634)	5.41	—
Exercised during the year	(4,278)	3.11	—
Granted during the year	406,680	3.40	—
Outstanding at December 31, 2024	5,010,827	4.50	6.3
Exercisable at December 31, 2024	4,097,932	4.79	5.9

The outstanding stock options as of December 31, 2024 have the following range of exercise prices:

		Weighted-
		average
		remaining
	Total options	term (years)
Range of exercise prices
CHF 0.15	80,625	1.16
CHF 9.53	109,665	2.37
USD 2.03 to USD 3.00	1,326,865	7.83
USD 3.00 to USD 6.00	2,005,164	6.41
USD 6.00 to USD 9.00	1,363,575	5.49
USD 9.00 to USD 12.30	124,933	3.14
Total outstanding options	5,010,827

The weighted-average exercise price for options granted in 2024, 2023 and 2022 is USD 3.99 (CHF 3.40), USD 2.08 (CHF 1.75) and USD 3.44 (CHF 3.18), respectively. The range of exercise prices for outstanding options was CHF 0.15 to CHF 9.53 for awards previously granted in CHF (prior to 2018) and USD 2.03 to USD 12.30 for awards granted in USD as of December 31, 2024.

For awards issued in 2024, the volatility is based on the Company’s actual volatility for the period congruent with the expected term of the underlying option. The risk-free interest rate is based on yields of long-dated U.S. Treasury notes that align with the expected term of the award. The weighted-average share price of common share options exercised in 2024 is USD 4.42 (CHF 3.88).

The weighted-average grant date fair values of the options granted in 2024, 2023 and 2022 are USD 3.68 (CHF 3.13), USD 1.57 (CHF 1.33) and USD 2.38 (CHF 2.20), respectively. The following table illustrates the weighted-average assumptions for the Black-Scholes option-pricing model used in determining the fair value of these awards:

For the Year Ended
December 31,
	2024	2023	2022
Exercise price (USD)	3.39-4.23	2.03-3.11	2.76-4.57
Share price (USD and weighted average)	3.99	2.08	3.44
Risk-free interest rate	3.7-4.2%	4.0-4.6%	0-2.4%
Expected volatility	82-107%	72-86%	67-80%
Expected term (in years)	5.5-6	5.5-6	5.5 - 6.25
Dividend yield	—	—	—

Restricted share awards

A summary of share awards (restricted share and restricted share units) activity as of December 31, 2024 and changes during the year then ended is presented below:

			Contractual
	Number of		life of non-
	share awards granted		vested share
Grantee type	(since inception)	Vesting conditions	awards
Restricted share units
Directors	305,948	1 year service from date of grant, annually	10 years
Executives	1,415,118	1 year, 3 year and 4 years’ service from the date of grant, quarterly and semi-annually	10 years
Employees	995,277	3 years’ service from the date of grant, annually	10 years

		Weighted-
		average
	Number of	grant date fair
	shares	value (CHF)
Non-vested at January 1, 2022	797	9.41
Granted during the year	239,194	3.06
Vested during the year	(23,505)	3.28
Non-vested at December 31, 2022	216,486	3.06
Vested and exercisable at December 31, 2022	89,020	7.84
Non-vested at December 31, 2022	216,486	3.06
Forfeited during the year	(134,947)	2.05
Exercised during the year	(55,503)	2.37
Granted during the year	1,187,570	1.89
Vested during the year	(265,366)	2.46
Non-vested at December 31, 2023	1,003,743	1.97
Vested and exercisable at December 31, 2023	298,883	4.08
Non-vested at December 31, 2023	1,003,743	1.97
Forfeited during the year	(97,841)	3.26
Exercised during the year	(99,018)	2.54
Granted during the year	1,094,876	4.04
Vested during the year	(1,064,554)	3.05
Non-vested at December 31, 2024	822,740	3.12
Vested and exercisable at December 31, 2024	1,377,903	3.25

The weighted-average grant date fair values of the remaining non-vested share awards as of the respective year end for the restricted share units were CHF 3.12, CHF 1.97 and CHF 3.06 for the years ended December 31, 2024, 2023 and 2022, respectively. The fair values of these non-vested share awards granted were determined using the market value of the common shares on the date of the award.

The expense charged against the income statement was CHF 5.5 million, CHF 4.4 million and CHF 3.3 million for the years ended December 31, 2024, 2023 and 2022, respectively. The expense is determined by the Company based on the number of instruments that are expected to become exercisable.